MATERIAL ACCOUNTING POLICIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 20,032,000,000	$ 16,280,000,000
Government grants	73,000,000	134,000,000
Proceeds from government grants	55,000,000	59,000,000
Unsecured Non-Revolving Credit Facility
Disclosure of reclassifications or changes in presentation [line items]
Maximum borrowing capacity	$ 815,000,000	$ 665,000,000